EARNINGS PER COMMON SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Weighted average number of shares outstanding (in shares)	142,239	142,239
Dilutive securities (in shares)	0	0